Income Tax (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2019
Income Tax (Textual)
Corporate income tax statutory rate	21.00%	23.00%
Operating loss carry forward	$ 1,225		$ 2,813
Minimum [Member]
Income Tax (Textual)
Corporate income tax statutory rate	21.00%
Maximum [Member]
Income Tax (Textual)
Corporate income tax statutory rate	35.00%